Note 14 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current	$ 652	$ 128
Deferred	97	351
Total federal	749	479
State, current	441	749
Total	$ 1,190	$ 1,228